Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 16, 2012	Jun. 30, 2011
Entity Registrant Name	SENSIENT TECHNOLOGIES CORP
Entity Central Index Key	0000310142
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,829,709,405
Entity Common Stock, Shares Outstanding		50,284,023
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED CONDENSED STATEMENTS OF EARNINGS [Abstract]
Revenue	$ 1,430,789	$ 1,328,180	$ 1,201,412
Cost of products sold	981,137	919,821	832,382
Selling and administrative expenses	258,829	233,782	222,067
Operating Income	190,823	174,577	146,963
Interest expense	19,439	20,384	23,788
Earnings Before Income Taxes	171,384	154,193	123,175
Income taxes	50,900	47,049	36,614
Net Earnings	$ 120,484	$ 107,144	$ 86,561
Earnings per share:
Basic	$ 2.42	$ 2.18	$ 1.79
Diluted	$ 2.41	$ 2.17	$ 1.78
Average common shares outstanding:
Basic	49,746	49,138	48,379
Diluted	49,937	49,424	48,641

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 22,855	$ 14,255
Trade accounts receivable, less allowance for losses of $3,588 and $3,999, respectively	219,494	218,614
Inventories	414,449	392,166
Prepaid expenses and other current assets	35,299	34,676
Deferred income taxes	14,773	12,594
Total current assets	706,870	672,305
Other assets	38,730	36,093
Intangible assets - at cost, less accumulated amortization of $13,233 and $12,281, respectively	12,660	13,219
Goodwill	444,365	445,115
Property, Plant and Equipment:
Land	52,271	49,760
Buildings	298,743	293,605
Machinery and equipment	674,011	648,985
Construction in progress	34,439	32,797
Property, Plant and Equipment, Gross, Total	1,059,464	1,025,147
Less accumulated depreciation	(607,925)	(592,611)
Property, Plant and Equipment, Net, Total	451,539	432,536
Total assets	1,654,164	1,599,268
Current Liabilities:
Trade accounts payable	93,851	95,852
Accrued salaries, wages and withholdings from employees	29,088	26,822
Other accrued expenses	56,985	49,819
Income taxes	4,377	7,120
Short-term borrowings	22,974	25,450
Total current liabilities	207,275	205,063
Deferred income taxes	21,822	21,034
Other liabilities	11,183	12,279
Accrued employee and retiree benefits	52,252	52,747
Long-term debt	312,422	324,360
Shareholders' Equity:
Common stock, par value $0.10 a share, authorized 100,000,000 shares; issued 53,954,874 shares	5,396	5,396
Additional paid-in capital	94,187	89,027
Earnings reinvested in the business	1,069,610	991,094
Treasury stock, 4,038,011 and 4,345,712 shares, respectively, at cost	(80,935)	(87,102)
Accumulated other comprehensive loss	(39,048)	(14,630)
Total shareholders' equity	1,049,210	983,785
Total liabilities and shareholders' equity	$ 1,654,164	$ 1,599,268

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Allowance for losses, Trade accounts receivable	$ 3,588	$ 3,999
Accumulated amortization, Intangible assets	$ 13,233	$ 12,281
Shareholders' Equity:
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	53,954,874	53,954,874
Treasury stock, shares	4,038,011	4,345,712

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net earnings	$ 120,484	$ 107,144	$ 86,561
Adjustments to arrive at net cash provided by operating activities:
Depreciation and amortization	46,099	43,423	42,183
Share-based compensation	7,819	5,678	3,860
(Gain) loss on assets	(4,323)	1,382	1,819
Deferred income taxes	(3,138)	8,685	(3,895)
Changes in operating assets and liabilities:
Trade accounts receivable	(5,095)	(20,229)	5,013
Inventories	(28,391)	(4,191)	1,190
Prepaid expenses and other assets	(1,825)	9,370	(14,602)
Accounts payable and other accrued expenses	6,299	(7,757)	14,058
Accrued salaries, wages and withholdings from employees	3,075	5,053	(1,557)
Income taxes	(3,148)	2,699	965
Other liabilities	5,021	4,468	2,741
Net cash provided by operating activities	142,877	155,725	138,336
Cash Flows from Investing Activities
Acquisition of property, plant and equipment	(72,200)	(55,823)	(47,716)
Proceeds from sale of assets	2,076	172	109
Acquisition of new businesses, net of cash acquired	(3,706)	0	0
Other investing activities	(207)	528	(440)
Net cash used in investing activities	(74,037)	(55,123)	(48,047)
Cash Flows from Financing Activities
Proceeds from additional borrowings	184,074	139,344	222,553
Debt payments	(198,259)	(211,935)	(277,064)
Dividends paid	(41,968)	(39,013)	(37,042)
Proceeds from options exercised and other equity transactions	3,205	14,063	11,185
Net cash used in financing activities	(52,948)	(97,541)	(80,368)
Effect of exchange rate changes on cash and cash equivalents	(7,292)	(1,025)	(6,200)
Net increase (decrease) in cash and cash equivalents	8,600	2,036	3,721
Cash and cash equivalents at beginning of year	14,255	12,219	8,498
Cash and cash equivalents at end of year	22,855	14,255	12,219
Cash paid during the year for:
Interest	19,642	19,932	26,982
Income taxes	55,570	32,668	36,801
Capitalized interest	$ 1,240	$ 810	$ 840

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Earnings Reinvested in the Business [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2008		$ 5,396	$ 82,261	$ 873,444	$ (116,217)	$ (26,288)
Beginning Balance, Shares (in shares) at Dec. 31, 2008					5,798,297
Net earnings	86,561			86,561			86,561
Unrealized gain on cash flow hedges, arising during the period, net of tax						826	826
Reclassification adjustment for cash flow hedges included in net income, net of tax						(987)	(987)
Pension adjustment, net of tax						(6,136)	(6,136)
Foreign currency translation						31,295	31,295
Total comprehensive income							111,559
Cash dividends paid				(37,042)
Share-based compensation			4,088		(228)
Share-based compensation (in shares)					11,400
Stock options exercised			901		10,065
Stock options exercised (in shares)					(502,167)
Nonvested stock issued upon vesting			(1,830)		1,830
Nonvested stock issued upon vesting (in shares)					(91,300)
Benefit plans			34		672
Benefit plans (in shares)					(33,520)
Other			50
Ending Balance at Dec. 31, 2009		5,396	85,504	922,963	(103,878)	(1,290)
Ending Balance, Shares (in shares) at Dec. 31, 2009					5,182,710
Net earnings	107,144			107,144			107,144
Unrealized gain on cash flow hedges, arising during the period, net of tax						628	628
Reclassification adjustment for cash flow hedges included in net income, net of tax						(284)	(284)
Pension adjustment, net of tax						910	910
Foreign currency translation						(14,594)	(14,594)
Total comprehensive income							93,804
Cash dividends paid				(39,013)
Share-based compensation			5,746		(68)
Share-based compensation (in shares)					3,400
Stock options exercised			1,365		11,668
Stock options exercised (in shares)					(582,174)
Nonvested stock issued upon vesting			(4,609)		4,609
Nonvested stock issued upon vesting (in shares)					(229,951)
Benefit plans			184		567
Benefit plans (in shares)					(28,273)
Other			837
Ending Balance at Dec. 31, 2010	983,785	5,396	89,027	991,094	(87,102)	(14,630)
Ending Balance, Shares (in shares) at Dec. 31, 2010					4,345,712
Net earnings	120,484			120,484			120,484
Unrealized gain on cash flow hedges, arising during the period, net of tax						914	914
Reclassification adjustment for cash flow hedges included in net income, net of tax						(699)	(699)
Pension adjustment, net of tax						3,652	3,652
Foreign currency translation						(28,285)	(28,285)
Total comprehensive income							96,066
Cash dividends paid				(41,968)
Share-based compensation			7,819
Stock options exercised			242		2,412
Stock options exercised (in shares)					(120,368)
Nonvested stock issued upon vesting			(3,526)		3,526
Nonvested stock issued upon vesting (in shares)					(175,972)
Benefit plans			148		229
Benefit plans (in shares)					(11,361)
Other			477
Ending Balance at Dec. 31, 2011	$ 1,049,210	$ 5,396	$ 94,187	$ 1,069,610	$ (80,935)	$ (39,048)
Ending Balance, Shares (in shares) at Dec. 31, 2011					4,038,011

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends per share (in dollars per share)	$ 0.84	$ 0.79	$ 0.76
Accumulated Other Comprehensive Income (Loss) [Member]
Tax, Unrealized gain/loss on cash flow hedges, arising during the period	$ 356	$ 90	$ 118
Tax, Reclassification adjustment for cash low hedges included in net income	272	41	141
Tax, Pension adjustment	2,536	504	3,329
Total Comprehensive Income [Member]
Tax, Unrealized gain/loss on cash flow hedges, arising during the period	356	90	118
Tax, Reclassification adjustment for cash low hedges included in net income	272	41	141
Tax, Pension adjustment	$ 2,536	$ 504	$ 3,329

Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounting Policies
1. Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation The consolidated financial statements include the accounts of Sensient Technologies Corporation and its subsidiaries (the “Company”). All significant intercompany accounts and transactions are eliminated.

Sensient Technologies Corporation is a leading global manufacturer and marketer of colors, flavors and fragrances. The Company uses advanced technologies at facilities around the world to develop specialty food and beverage systems, cosmetic and pharmaceutical systems, inkjet and specialty inks and colors and other specialty chemicals. The Company's reportable segments consist of the Flavors & Fragrances and Color Groups, which are managed on a products and services basis. The Asia Pacific and China Groups, which are managed on a geographic basis, are included in Corporate and Other.

Use of Estimates The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses during the reporting period and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Revenue Recognition The Company recognizes revenue (net of estimated discounts, allowances and returns) when title to goods passes, the customer is obligated to pay the Company and the Company has no remaining obligations. Such recognition typically corresponds with the shipment of goods.

Cost of Products Sold Cost of products sold includes materials, labor and overhead expenses incurred in the manufacture of our products. Cost of products sold also includes charges for obsolete and slow moving inventories, as well as costs for quality control, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, other costs of our internal distribution network and costs incurred for shipping and handling. The Company records fees billed to customers for shipping and handling as revenue.

Selling and Administrative Expenses Selling and administrative expenses primarily include the salaries and related costs for executive, finance, accounting, human resources, information technology, research and development and legal personnel as well as salaries and related costs of salespersons and commissions paid to external sales agents.

Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition as cash equivalents.

Accounts Receivable Receivables are recorded at their face amount, less an allowance for doubtful accounts. The allowance for doubtful accounts is based on customer-specific analysis and general matters such as current assessments of past due balances and economic conditions. Specific accounts are written off against the allowance for doubtful accounts when it is deemed that the receivable is no longer collectible.

Inventories Inventories are stated at the lower of cost or market. Market is determined on the basis of estimated realizable values. Cost is determined using the first-in, first-out (“FIFO”) method with the exception of certain locations of the Flavors & Fragrances Group where cost is determined using a weighted average method. Inventories include finished and in-process products totaling $282.1 million and $261.6 million at December 31, 2011 and 2010, respectively, and raw materials and supplies of $132.4 million and $130.6 million at December 31, 2011 and 2010, respectively.

Property, Plant and Equipment Property, plant and equipment are recorded at cost reduced by accumulated depreciation. Depreciation is provided over the estimated useful life of the related asset using the straight-line method for financial reporting. The estimated useful lives for buildings and leasehold improvements range from 5 to 40 years. Machinery and equipment have useful lives ranging from 3 to 20 years. Interest costs on significant projects constructed or developed for the Company's own use are capitalized as part of the asset.

Goodwill and Other Intangible Assets The carrying value of goodwill is evaluated for impairment on an annual basis or when an indicator of impairment occurs. The impairment assessment includes comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of the date of the assessment. Fair value was estimated based upon an evaluation of the reporting unit's estimated future discounted cash flow as well as the public trading and private transaction valuation multiples for comparable companies. For 2011, the Company completed a qualitative assessment noting no indicators of a change in fair value. Such determination of fair value yielded no impairment in 2011, 2010 or 2009.

The cost of intangible assets with determinable useful lives is amortized on a straight-line basis to reflect the pattern of economic benefits consumed, ranging from 5 to 20 years. These assets include technological know-how, customer relationships, patents, trademarks and non-compete agreements, among others.

Impairment of Long-lived Assets The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted cash flow analyses to determine if potential impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the difference between fair value and carrying value.

Financial Instruments The Company may use derivative financial instruments for the purpose of hedging currency and interest rate exposures which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes.

Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged item. Hedge accounting is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

Interest Rate Hedging The Company is exposed to interest rate risk through its corporate borrowing activities. The objective of the Company's interest rate risk management activities is to manage the levels of the Company's fixed and floating interest rate exposure to be consistent with the Company's preferred mix. The interest rate risk management program may include entering into interest rate swaps, which qualify as fair value hedges, when there is a desire to modify the Company's exposure to interest rates. Gains or losses on fair value hedges are recognized in earnings, net of gains and losses on the fair value of the hedged instruments.

Cash Flow Hedges The primary objectives of the foreign exchange risk management activities are to understand and mitigate the impact of potential foreign exchange fluctuations on the Company's financial results and its economic well-being. Generally, these risk management transactions involve the use of foreign currency derivatives to protect against exposure resulting from recorded accounts receivable and payable. The Company may utilize forward exchange contracts, generally with maturities of less than 12 months, which qualify as cash flow hedges. These foreign exchange contracts are intended to offset the effect of exchange rate fluctuations on recorded intercompany receivables and payables. Gains and losses on these instruments are deferred in accumulated other comprehensive (loss) income (“OCI”) until the underlying transaction is recognized in earnings.

The Company's existing cash flow hedges are highly effective. As a result, any current impact on earnings due to cash flow hedge ineffectiveness is immaterial.

Net Investments Hedging The Company may enter into foreign-denominated debt to be used as a non-derivative instrument to hedge the Company's net investment in foreign subsidiaries. The change in the carrying amount of the foreign-denominated debt on the Company's books, attributable to changes in the spot foreign exchange rate, is a hedge of the net investment in its foreign subsidiaries. Changes in the fair value of debt designated as a net investment hedge are recorded in foreign currency translation in OCI.

Commodity Purchases The Company purchases certain commodities in the normal course of business that result in physical delivery of the goods and, hence, are excluded from Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging.

Translation of Foreign Currencies For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of foreign operations are translated into U.S. dollars at current exchange rates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates prevailing during the year. Adjustments resulting from the translation of foreign accounts into U.S. dollars are recorded in foreign currency translation in OCI. Transaction gains and losses that occur as a result of transactions denominated in non-functional currencies are included in earnings and were not significant during the three-year period ended December 31, 2011.

Share-Based Compensation Share-based compensation expense is recognized on a straight line basis over the vesting period of each award recipient. See Note 6, Share-Based Compensation, for additional information.

Income Taxes The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and a deferred tax liability or asset for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits for which the utilization of the asset is not considered likely.

Earnings Per Share The difference between basic and diluted earnings per share (EPS) is the dilutive effect of stock options and nonvested stock. Diluted EPS assumes that nonvested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation. Weighted-average common shares for the computation of EPS were:

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	49,746	49,138	48,379
Diluted weighted-average shares outstanding	49,937	49,424	48,641

In 2011, there were no anti-dilutive stock options. For the years 2010 and 2009, options for 0.1 million shares and 0.2 million shares, respectively, with weighted-average exercise prices of $30.07 and $24.11, respectively, were excluded from the diluted EPS calculation because their exercise prices were greater than the average market price of the common stock and their inclusion in the calculation would have been anti-dilutive. All earnings per share amounts are presented on a diluted basis unless otherwise noted.

Accumulated Other Comprehensive (Loss) Income Accumulated OCI is composed primarily of foreign currency translation, minimum pension liability and unrealized gains or losses on cash flow hedges. The components of OCI at December 31 were:

(in thousands)	2011	2010
Foreign currency translation	$(29,720)	$(1,475)
Pension liability (net of tax)	(9,712)	(13,324)
Unrealized gain on cash flow hedges (net of tax)	384	169
Accumulated other comprehensive loss	$(39,048)	$(14,630)

Research and Development Research and development costs are recorded in selling and administrative expenses in the year they are incurred. Research and development costs were $33.2 million, $30.6 million and $29.3 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising Advertising costs are recorded in selling and administrative expenses as they are incurred. Advertising costs were $2.4 million, $1.5 million and $1.1 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Environmental Liabilities The Company records liabilities related to environmental remediation obligations when estimated future expenditures are probable and reasonably estimable. Such accruals are adjusted as further information becomes available or as circumstances change. Estimated future expenditures are discounted to their present value when the timing and amount of future cash flows are fixed and readily determinable. Recoveries of remediation costs from other parties, if any, are recognized as assets when their receipt is assured.

Subsequent EventsThe Company performed an evaluation of subsequent events through the date these financial statements were issued.

New PronouncementsIn September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this ASU which did not have any impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which eliminates the option to present components of other comprehensive income as part of the statement of shareholders' equity. Companies will be required to present items of net income, items of other comprehensive income and total comprehensive income either in a single continuous statement or in two separate but consecutive statements. This guidance is effective for the Company beginning January 1, 2012. The adoption of this ASU will have no impact on the Company's financial condition or results of operations but will impact the presentation of the financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
2. Acquisitions

In the fourth quarter of 2011, the Company acquired the remaining outstanding stock of Les Colorants Wackherr do Brasil (“Les Colorants”), a distributor of cosmetic ingredients in Brazil, for $4.6 million, which is net of the cash acquired.

Prior to the acquisition, the Company owned 50% of Les Colorants, a non-controlling interest. ASC 805, Business Combinations, requires that upon acquiring a controlling interest, the acquirer remeasure its previously held interest in the acquiree at its acquisition date fair value and recognize the gain or loss in earnings. The Company revalued its previously held interest in Les Colorants using a market approach and recognized a pre-tax gain of $3.6 million in earnings in the fourth quarter of 2011, included in selling and administrative expense in the Corporate & Other segment in the Consolidated Statement of Earnings. There is no tax impact of the gain. The final allocation of the purchase price for Les Colorants combined with the revaluation of the previously held interest resulted in goodwill and intangibles of $8.7 million. This acquisition has been accounted for as a purchase and the results of the entity's full operations have been included in the consolidated financial statements in the Color segment since the date of acquisition.

Also in the fourth quarter of 2011, the Company completed the acquisition of the remaining outstanding stock of LCW Polska, a cosmetic color and ingredients company located in Poznań, Poland. Prior to the acquisition, the Company owned 75% of LCW Polska. The acquisition is not material to the Company's consolidated financial statements.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
3. Goodwill and Intangible Assets

At December 31, 2011 and 2010, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2010:

	Weighted	2011		2010
(in thousands except	Average
weighted average	Amortization		Accumulated		Accumulated
amortization years)	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,776	$(4,622)	$8,840	$(4,242)
Customer relationships	20.0	7,838	(3,399)	7,222	(3,078)
Patents, trademarks, non-compete agreements and other	17.6	9,279	(5,212)	9,438	(4,961)
Total finite-lived intangibles	19.2	$25,893	$(13,233)	$25,500	$(12,281)

Amortization of intangible assets was $1.3 million in 2011, 2010 and 2009. Estimated amortization expense each year for the five years subsequent to December 31, 2011, is $1.4 million in each year from 2012 through 2016.

The changes in goodwill for the years ended December 31, 2011 and 2010, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2009	$139,091	$313,253	$3,651	$455,995
Currency translation impact	(2,699)	(8,638)	457	(10,880)
Balance as of December 31, 2010	136,392	$304,615	4,108	445,115
Goodwill of acquired business	-	7,962	-	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	$132,692	$307,379	$4,294	$444,365

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
4. Debt

Long-term Debt Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2011	2010
4.47% senior notes due November 2018	$25,000	$-
4.14% senior notes due November 2017	25,000	-
4.91% senior notes due through May 2017	110,000	110,000
3.77% senior notes due November 2016	25,000	-
7.31% senior notes due November 2013	25,000	25,000
5.85% Euro-denominated senior notes due November 2013	25,061	25,876
5.78% Euro-denominated senior notes due November 2011	-	51,753
7.17% senior notes due November 2011	-	30,000
6.68% senior notes due January 2011	-	2,143
Long-term revolving loan agreement	73,814	28,871
Floating rate term loan	-	46,625
Various other notes	3,547	4,092
	312,422	324,360
Less current maturities	-	-
Total long-term debt	$312,422	$324,360

In March 2011, the Company entered into an agreement to issue $75 million in fixed-rate, senior notes. These notes were issued in November 2011 at fixed coupon rates of 3.77%, 4.14% and 4.47% per annum with maturities in 2016, 2017 and 2018, respectively. Proceeds from the sale of these notes have been used to repay maturing debt and for general corporate purposes.

In April 2011, the Company modified its revolving loan facility. The capacity of the credit facility has been increased from $300 million to $350 million and the facility will mature in April 2016. Interest rates on borrowings under the credit facility are at LIBOR plus a margin based on the Company's leverage ratio. The credit facility was used to repay the Company's floating rate term loan that would have matured in June 2012 and will be used for future liquidity needs.

The borrowings under the long-term revolving loan agreement had an average interest rate of 1.45% and 0.65% for the years ended December 31, 2011 and 2010, respectively. The borrowings under the floating rate term loan, which were paid off on April 7, 2011, had an average interest rate of 2.01% and 2.35% for the years ended December 31, 2011 and 2010, respectively.

The aggregate amounts of contractual maturities on long-term debt each year for the five years subsequent to December 31, 2011, are as follows: 2012, $0.3 million; 2013, $61.4 million; 2014, $11.3 million; 2015, $13.0 million; and 2016, $110.1 million.

The Company has approximately $0.3 million of long-term debt that matures in 2012. It is the Company's intention to refinance these maturities under the long-term revolving loan agreement and accordingly, that maturing debt has been classified as long-term debt in the Consolidated Balance Sheet.

The Company has $264.7 million available under the revolving credit facility and $25.4 million available under other lines of credit from several banks at December 31, 2011.

Substantially all of the senior loan agreements contain restrictions concerning interest coverage, borrowings, investments and tangible net worth amounts. The Company is in compliance with all of these restrictions at December 31, 2011. The following table summarizes the Company's most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2011:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.44	3.50
Net Worth (Minimum)	$1,049,210	$754,892
Interest Coverage (Minimum)	6.53	2.00

The Company has stand-by letters of credit outstanding of $6.5 million and $6.4 million as of December 31, 2011 and 2010, respectively.

Short-term Borrowings The Company's short-term borrowings consisted of the following items at December 31:

(in thousands)	2011	2010
Direct borrowings under the revolving loan agreement	$5,000	$-
Uncommitted loans	12,434	20,476
Loans of foreign subsidiaries	5,540	4,974
Total	$22,974	$25,450

The weighted-average interest rates on short-term borrowings were 3.19% and 2.39% at December 31, 2011 and 2010, respectively.

Derivative Instruments and Hedging Activity	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activity [Abstract]
Derivative Instruments and Hedging Activity
5. Derivative Instruments and Hedging Activity

The Company may use derivative instruments for the purpose of hedging currency, commodity and interest rate exposures, which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes. Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged transaction. Hedge accounting, which generally results in the deferral of derivative gains and losses until such time as the underlying transaction is recognized in net earnings, is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

The Company manages its exposure to foreign exchange risk by the use of forward exchange contracts and foreign currency denominated debt to reduce the effect of fluctuating foreign currencies on short-term foreign currency denominated intercompany transactions, non-functional currency raw material purchases, non-functional currency sales and other known foreign currency exposures. These forward exchange contracts generally have maturities of less than twelve months. The Company's primary hedging activities and their accounting treatment are summarized below:

Forward Exchange Contracts The forward exchange contracts that have been designated as hedges are accounted for as cash flow hedges. The Company had $27.9 million and $10.1 million of forward exchange contracts, designated as hedges, outstanding as of December 31, 2011 and 2010, respectively. Due to the short-term nature of these contracts, the results of these transactions are not material to the financial statements. In addition, the Company utilizes forward exchange contracts that are not designated as cash flow hedges and the results of these transactions are also not material to the financial statements.

Net Investment Hedges The Company has certain debt denominated in Euros and Swiss Francs. These debt instruments have been designated as partial hedges of the Company's Euro and Swiss Franc net asset positions. Changes in the fair value of this debt attributable to changes in the spot foreign exchange rate are recorded in foreign currency translation in OCI. As of December 31, 2011 and 2010, the total value of the Company's Euro and Swiss Franc debt was $98.9 million and $106.5 million, respectively. For the years ended December 31, 2011 and 2010, the impact of foreign exchange rates on these debt instruments has decreased debt by $2.5 million and $6.0 million, respectively, and these amounts have been recorded as foreign currency translation in OCI.

Concentrations of Credit Risk Counterparties to forward exchange contracts consist of large international financial institutions. While these counterparties may expose the Company to potential losses due to the credit risk of non-performance, losses are not anticipated. Concentrations of credit risk with respect to trade accounts receivable are limited by the large number of customers, generally short payment terms and their dispersion across geographic areas.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
6. Share-Based Compensation

The Company has various stock plans under which employees and directors may be granted nonvested stock, non-qualified stock options or incentive stock options. Upon vesting, the stock options allow the participant to purchase common stock at 100% of the market price on the day the options were granted. No options were granted in 2011, 2010 or 2009.

As of December 31, 2011, there were 1.5 million shares available to be granted as future stock options and nonvested stock under existing stock plans. Of the shares available, 0.9 million may be awarded as nonvested stock. Stock options become exercisable over a three-year vesting period, or earlier upon retirement, and expire 10 years from the date of grant. Expense for stock options is recognized on a straight-line basis over three years from the date of grant or over the period from the date of grant until the participant is retirement-eligible, whichever is less. Treasury shares are issued for nonvested stock awards and for the exercise of stock options.

The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
(in thousands		Average	Average	Aggregate
except exercise		Exercise	Remaining	Intrinsic
price and life)	Options	Price	Life (Years)	Value
Outstanding at December 31, 2008	1,450	$21.17	5.0	$4,110
Exercised	(502)	19.34
Cancelled	(38)	22.58
Outstanding at December 31, 2009	910	22.13	4.4	3,852
Exercised	(582)	22.16
Outstanding at December 31, 2010	328	22.06	3.9	4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	$22.36	3.1	$3,222
Exercisable at December 31, 2011	207	$22.36	3.1	$3,222

The aggregate intrinsic values of stock options exercised during 2011, 2010 and 2009, were $1.7 million, $3.9 million and $2.5 million, respectively.

As of December 31, 2011, all stock options outstanding were vested.

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2011:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-20.06	$20.07-22.99	$23.00-30.07
Options outstanding	50	38	119
Weighted-average remaining contractual life, in years	2.8	2.7	3.4
Weighted-average exercise price	$19.11	$20.63	$24.29
Options exercisable	50	38	119
Weighted-average exercise price	$19.11	$20.63	$24.29

The Company's stock plans also provide for the awarding of nonvested stock. Expense for shares of nonvested stock is recognized over five years from the date of grant or during the period from the date of grant until the participant attains age 65, whichever is less. During the period of restriction, the holder of nonvested stock has voting rights and is entitled to receive all dividends and other distributions paid with respect to the stock. The Company expenses awards for nonvested stock based on the fair value of the Company's common stock at the date of the grant.

The following table summarizes the nonvested stock activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2008	454	$24.42	$10,847
Granted	235	24.78
Vested	(131)	24.66
Cancelled	(134)	24.76
Outstanding at December 31, 2009	424	24.44	11,142
Granted	265	34.45
Vested	(259)	27.92
Cancelled	(67)	24.79
Outstanding at December 31, 2010	363	29.20	13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	$31.42	$15,142

The total intrinsic values of shares vested during 2011, 2010 and 2009, was $6.2 million, $9.2 million and $3.3 million, respectively.

As of December 31, 2011, total remaining unearned compensation, net of expected forfeitures, related to nonvested stock was $9.0 million, which will be amortized over the weighted-average remaining service period of 2.6 years.

Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings was $7.8 million, $5.7 million and $3.9 million in 2011, 2010 and 2009, respectively. Tax related benefits of $1.2 million, $0.7 million and $0.5 million were also recognized in 2011, 2010 and 2009, respectively. Cash received from the exercise of stock options was $2.6 million, $12.9 million and $9.7 million for 2011, 2010 and 2009, respectively, and is reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans
7. Retirement Plans

The Company provides benefits under defined contribution plans including a savings plan and an employee stock ownership plan (“ESOP”). The savings plan covers substantially all domestic salaried and certain non-union hourly employees and provides for matching contributions up to 4% of each employee's salary. The ESOP covers substantially all domestic employees and provides for contributions based on a percentage of each employee's compensation as determined by the Board of Directors. Total expense for the Company's defined contribution plans was $4.3 million, $3.5 million and $3.8 million in 2011, 2010 and 2009, respectively.

Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2011	2010
Benefit obligation at beginning of year	$63,790	$58,142
Service cost	2,419	1,896
Interest cost	2,778	2,902
Plan amendments	-	1,099
Foreign currency exchange rate changes	(364)	178
Benefits paid	(3,168)	(2,665)
Actuarial (gain) loss	(516)	2,238
Benefit obligation at end of year	64,939	63,790
Plan assets at beginning of year	26,029	22,720
Company contributions	3,641	3,873
Foreign currency exchange rate changes	(385)	231
Benefits paid	(3,168)	(2,665)
Actual gain on plan assets	2,580	1,870
Plan assets at end of year	28,697	26,029
Funded status	$(36,242)	$(37,761)
Accumulated benefit obligation	$61,714	$59,903

Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2011	2010
Accrued employee and retiree benefits	$(45,134)	$(45,265)
Prepaid expenses and other current assets	8,892	7,504
Net liability	$(36,242)	$(37,761)

Components of annual benefit cost:

(in thousands)	2011	2010	2009
Service cost	$2,419	$1,896	$1,285
Interest cost	2,778	2,902	2,961
Expected return on plan assets	(1,520)	(1,367)	(1,103)
Amortization of prior service cost	3,112	3,011	1,824
Recognized actuarial loss	1,388	1,252	166
Defined benefit expense	$8,177	$7,694	$5,133

Weighted-average liability assumptions as of December 31:

	2011	2010
Discount rate	4.27%	4.35%
Expected return on plan assets	5.00%	5.80%
Rate of compensation increase	4.11%	4.27%

Weighted-average cost assumptions for the year ended December 31:

	2011	2010
Discount rate	4.35%	5.04%
Expected return on plan assets	5.80%	6.06%
Rate of compensation increase	4.27%	4.38%

The aggregate amounts of benefits expected to be paid from defined benefit plans in each of the next five years subsequent to December 31, 2011, which include employees' expected future service, are as follows: 2012, $2.7 million; 2013, $7.7 million; 2014, $25.3 million; 2015, $2.1 million; 2016, $3.0 million; and $12.0 million in total for the years 2017 through 2021.

The Company expects to contribute $4.7 million to defined benefit plans in 2012.

Amounts recognized in accumulated other comprehensive income were as follows:

(in thousands)	2011	2010
Prior service cost	$3,330	$6,445
Unrecognized net actuarial loss	11,668	14,741

The estimated prior service cost and actuarial loss for the defined benefit plans that will be amortized from accumulated other comprehensive loss into periodic benefit cost during 2012 are $2.0 million and $0.8 million, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
8. Income Taxes

The provision for income taxes was as follows:

(in thousands)	2011	2010	2009
Currently payable:
Federal	$28,480	$11,476	$16,637
State	2,845	1,939	2,711
Foreign	22,713	24,949	21,161
	54,038	38,364	40,509
Deferred (benefit) expense:
Federal	(5,669)	7,320	(2,287)
State	(274)	404	40
Foreign	2,805	961	(1,648)
	(3,138)	8,685	(3,895)
Income taxes	$50,900	$47,049	$36,614

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2011	2010
Deferred tax assets:
Benefit plans	$15,597	$12,802
Liabilities and reserves	9,482	10,397
Foreign operating loss carryovers	32,397	39,536
Other	16,084	14,782
Gross deferred tax assets	73,560	77,517
Valuation allowance	(34,863)	(39,084)
Deferred tax assets	38,697	38,433
Deferred tax liabilities:
Property, plant and equipment	(18,565)	(24,298)
Other assets	(1,999)	(2,755)
Other	(25,182)	(19,820)
Deferred tax liabilities	(45,746)	(46,873)
Net deferred tax liabilities	$(7,049)	$(8,440)

At December 31, 2011, foreign operating loss carryovers were $114.0 million. Included in the foreign operating loss carryovers are losses of $7.3 million that expire through 2026 and $106.7 million that do not have an expiration date. At December 31, 2011, state operating loss carryovers were $111.3 million, all of which expire through 2026.

The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2011	2010	2009
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.0	1.1	1.6
Tax credits	(0.2)	(0.3)	(0.3)
Taxes on foreign earnings	(2.5)	(3.7)	(3.6)
Resolution of prior years' tax matters	(0.6)	(1.5)	(2.1)
Valuation allowance adjustments	(0.6)	-	(0.4)
Revaluation of previously held interest	(0.7)	-	-
Other, net	(1.7)	(0.1)	(0.5)
Effective tax rate	29.7%	30.5%	29.7%

Earnings before income taxes were as follows:

(in thousands)	2011	2010	2009
United States	$70,023	$56,150	$46,467
Foreign	101,361	98,043	76,708
Total	$171,384	$154,193	$123,175

Federal and state income taxes are provided on international subsidiary income distributed to or taxable in the U.S. during the year. At December 31, 2011, federal and state taxes have not been provided for approximately $340.5 million of unremitted earnings of the foreign subsidiaries that are considered to be invested indefinitely. Determination of the deferred tax liability on such earnings is not practicable.

A reconciliation of the change in the liability for unrecognized tax benefits for 2011 and 2010 is as follows:

in thousands)	2011	2010
Balance at beginning of year	$9,423	$12,213
Increases for tax positions taken in the current year	694	677
Increases for tax positions taken in prior years	365	870
Decreases for tax positions taken in prior years	(147)	(792)
Decreases related to settlements with tax authorities	(206)	(2,276)
Decreases as a result of lapse of the applicable statutes of limitations	(1,077)	(846)
Foreign currency exchange rate changes	(265)	(423)
Balance at the end of year	$8,787	$9,423

The amount of the unrecognized tax benefits that would affect the effective tax rate, if recognized, was approximately $8.0 million. The Company recognizes interest and penalties related to the unrecognized tax benefits in income tax expense. Approximately $1.4 million of accrued interest and penalties is reported as an income tax liability at December 31, 2011. The liability for unrecognized tax benefits relates to multiple jurisdictions and is reported in Other liabilities on the Consolidated Balance Sheet at December 31, 2011.

The Company believes that it is reasonably possible that the total amount of liability for unrecognized tax benefits as of December 31, 2011, will decrease by approximately $2.2 million during 2012. The potential decrease relates to various tax matters for which the statute of limitations may expire or will be otherwise settled in 2012. The amount that is ultimately recognized in the financial statements will be dependent upon various factors including potential increases or decreases to unrecognized tax benefits as a result of examinations, settlements and other unanticipated items that may occur during the year. With limited exceptions, the Company is no longer subject to federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment and Geographic Information [Abstract]
Segment Information
9. Segment and Geographic Information

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on operating income of the respective business units before restructuring charges, interest expense and income taxes. Total revenue and operating income by business segment and geographic region include both sales to customers, as reported in the Company's Consolidated Statements of Earnings, and intersegment sales, which are accounted for at prices that approximate market prices and are eliminated in consolidation. Corporate and Other revenue consists primarily of flavor, fragrances and color products sold by the Asia Pacific and China Groups.

Assets by business segment and geographic region are those assets used in the Company's operations in each segment and geographic region. Segment assets reflect the allocation of goodwill to each segment. Corporate and Other assets consist primarily of property and investments.

Segment Information The Company's operations, except for the Asia Pacific Group and China Group, are managed on a products and services basis. The Company determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance. The Company's reportable segments consist of Flavors & Fragrances and Color. The Company's Flavors & Fragrances segment produces flavor and fragrance products that impart a desired taste, texture, aroma or other characteristic to a broad range of consumer and other products. The Color segment produces natural and synthetic color systems for pharmaceuticals, foods and beverages; colors and formulations for cosmetics; and technical colors for industrial applications and digital imaging. Two additional segments, the Asia Pacific Group and the China Group, are included in the Corporate & Other column on the next page.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated

2011
Revenue from external customers	$833,663	$467,691	$129,435	$1,430,789
Intersegment revenue	27,017	24,190	2,400	53,607
Total revenue	860,680	491,881	131,835	1,484,396
Operating income (loss)	130,849	90,217	(30,243)	190,823
Interest expense	-	-	19,439	19,439
Earnings (loss) before income taxes	130,849	90,217	(49,682)	171,384
Assets	804,983	695,251	153,930	1,654,164
Capital expenditures	35,034	30,121	7,045	72,200
Depreciation and amortization	26,860	14,086	5,153	46,099

2010
Revenue from external customers	$786,532	$430,782	$110,866	$1,328,180
Intersegment revenue	22,521	16,679	2,313	41,513
Total revenue	809,053	447,461	113,179	1,369,693
Operating income (loss)	121,997	77,404	(24,824)	174,577
Interest expense	-	-	20,384	20,384
Earnings (loss) before income taxes	121,997	77,404	(45,208)	154,193
Assets	785,205	676,656	137,407	1,599,268
Capital expenditures	27,214	22,306	6,303	55,823
Depreciation and amortization	24,896	13,473	5,054	43,423

2009
Revenue from external customers	$755,525	$358,761	$87,126	$1,201,412
Intersegment revenue	17,347	16,046	1,280	34,673
Total revenue	772,872	374,807	88,406	1,236,085
Operating income (loss)	124,482	58,685	(36,204)	146,963
Interest expense	-	-	23,788	23,788
Earnings (loss) before income taxes	124,482	58,685	(59,992)	123,175
Assets	800,156	651,446	140,089	1,591,691
Capital expenditures	28,696	11,865	7,155	47,716
Depreciation and amortization	24,155	13,098	4,930	42,183

Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2011	2010	2009
Revenue from external customers:
North America	$737,154	$699,429	$650,847
Europe	405,312	374,616	334,755
Asia Pacific	190,404	166,809	137,804
Other	97,919	87,326	78,006
Consolidated	$1,430,789	$1,328,180	$1,201,412
Long-lived assets:
North America	$444,656	$420,084	$407,758
Europe	456,248	470,811	493,263
Asia Pacific	35,151	34,993	31,605
Other	11,239	1,075	956
Consolidated	$947,294	$926,963	$933,582

Sales in the United States, based on the final country of destination of the Company's products, were $561.9 million, $529.6 million and $495.6 million in 2011, 2010 and 2009, respectively. No other country of destination exceeded 10% of consolidated sales. Total long-lived assets in the United States amounted to $345.1 million, $317.5 million and $311.9 million at December 31, 2011, 2010 and 2009, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
10. Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, defines fair value for financial assets and liabilities, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”) and expands disclosures about fair value measurements. As of December 31, 2011 and 2010, the Company's only assets and liabilities subject to this standard are forward contracts, investments in a money market fund and municipal bonds and defined benefit plan assets. The fair value of the forward exchange contracts based on current pricing obtained for comparable derivative products (Level 2 inputs) at December 31, 2011 and 2010, was an asset of $0.4 million and a liability of $0.1 million, respectively. The fair value of the investments based on December 31, 2011 and 2010, market quotes (Level 1 inputs) was an asset of $17.4 million and $14.2 million, respectively. The fair value of the defined benefit plan assets based on December 31, 2011 and 2010, market quotes (Level 1 inputs) was an asset of $28.7 million and $26.0 million, respectively.

The carrying values of the Company's cash and cash equivalents, trade accounts receivable, accounts payable, accrued expenses and short-term borrowings approximated fair values as of December 31, 2011 and 2010.

The fair value of the Company's long-term debt, including current maturities, is estimated using discounted cash flows based on the Company's current incremental borrowing rates for similar types of borrowing arrangements. The carrying value of the long-term debt at December 31, 2011 and 2010, was $312.4 million and $324.4 million, respectively. The fair value of the long-term debt at December 31, 2011 and 2010, was approximately $335.6 million and $334.2 million, respectively.

Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring Charges
11. Restructuring Charges

The Company recorded a restructuring charge of $4.8 million ($3.7 million after tax) in the fourth quarter of 2011 related to a plan to improve the profitability and efficiency of selected operations. The restructuring charge mainly includes severance and other employee separation costs which are recorded in selling and administrative expense in the Corporate & Other segment in the Consolidated Statement of Earnings. The plan will result in the reduction of global headcount of approximately 70 employees across the Flavors & Fragrances and Color segments. Of the total restructuring charge, $4.3 million related to the Flavors & Fragrances segment and $0.5 million related to the Color segment. As of December 31, 2011, $2.8 million has been spent on the restructuring resulting in a remaining reserve of $1.9 million, net of a translation adjustment of $0.1 million. Costs to be incurred in 2012 as a result of this plan are not expected to be significant.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies

LEASES

The Company leases certain facilities and equipment under operating lease arrangements. Aggregate minimum rental commitments at December 31, 2011, for all noncancelable operating leases with an initial lease term greater than one year for the years ending December 31 are as follows: 2012, $7.7 million; 2013, $5.6 million; 2014, $4.1 million; 2015, $3.3 million; 2016, $1.8 million; and $15.8 million thereafter.

Rent expense totaled $11.7 million, $10.4 million and $10.7 million during the years ended December 31, 2011, 2010 and 2009, respectively.

COMMERCIAL LITIGATION

Cherry Blossom Litigation

Cherry Blossom LLC, a Traverse City, Michigan contractor that had produced cherry products for the Company, ceased operations in May 2009. At the time, Cherry Blossom had physical possession of brined cherries belonging to the Company with a book value of approximately $0.5 million. Despite the Company's demands, Cherry Blossom refused to permit the Company to take possession of the cherries for processing elsewhere.

In June 2009, the Company sued Cherry Blossom in the Circuit Court of Grand Traverse County, Michigan, seeking an order for return of the cherries. Cherry Blossom's asset based lender, Crossroads Financial (which claimed to be owed $1.4 million) (“Crossroads”), intervened and claimed a senior lien on the cherries. The Circuit Court denied the Company's request for immediate possession and permitted Cherry Blossom to retain and process the cherries. The Circuit Court later held that Crossroads held a senior lien on the cherries and was entitled to receive the proceeds from the sale of the cherries. The Circuit Court also denied the Company's cross claims against Crossroads to recoup certain overpayments that the Company made to Cherry Blossom/Crossroads and to recoup payments made by the Company to the United States Department of Labor on Cherry Blossom's/Crossroads' behalf. The Company has appealed these adverse decisions of the Circuit Court.

Crossroads asserted a claim against the Company for money damages in an undetermined amount. Crossroads claimed that it has a lien on all of Cherry Blossom's accounts receivable from the Company and that the Company had performed a number of offsets against its accounts payable to Cherry Blossom in derogation of Crossroads' rights as lienholder. The Circuit Court denied Crossroads' claims for money damages against the Company. Crossroads has appealed this decision of the Circuit Court.

The Company and Crossroads have completed briefing on their respective appeals. The appellate court will now decide whether, and if so when, to grant oral argument. The appellate court is likely to make a decision regarding oral argument in early 2012.

Cherry Blossom counterclaimed against the Company, alleging that Cherry Blossom had purchased exclusive rights to certain proprietary cherry processing formulas used in the Company's cherry product. Cherry Blossom sought a preliminary injunction against the Company's delivery of copies of the formulas to any third party. The Court denied Cherry Blossom's motion regarding the formulas and eventually dismissed Cherry Blossom's claims. The Company also initiated a suit against Cherry Blossom in the United States District Court for the Western District of Michigan seeking a declaratory judgment that the Company has the right to use the cherry processing formulas. Because Cherry Blossom subsequently filed a petition in bankruptcy, the Federal District Court closed the matter. This closing was for administrative purposes only and did not constitute a decision on the merits.

Christopher Hubbell, a principal of Cherry Blossom, has personally filed a petition for bankruptcy. The Company has opposed the bankruptcy petition to the extent Mr. Hubbell seeks a discharge of the Company's alleged damages arising from his own fraudulent acts connected to Cherry Blossom's granting of an allegedly superior interest in the Company's cherries to Crossroads Financial.

Hubbell has moved the bankruptcy court to dismiss the Company's adverse claims against him. Hubbell argued that the bankruptcy court should dismiss the Company's adverse claims because the Company has not had to pay Crossroads money as a result of Crossroads' claims against the Company. At a hearing on January 20th, 2012 the bankruptcy court denied Hubbell's motion to dismiss and scheduled a trial for the third week of August, 2012.

S.A.M. (Amaral) v. Sensient Technologies Corp., et al.

On August 5, 2010, the owners and operators of a 135-acre vineyard near the dehydration facility formerly operated by Sensient Dehydrated Flavors, LLC (“SDF”) in Greenfield, California, filed a lawsuit in California state court in Monterey, California. The lawsuit names as defendants both Sensient Technologies Corporation (“Sensient”) and SDF. A response to the complaint was filed on October 1, 2010. The suit sets out claims for nuisance per se, trespass and negligence per se and alleges almost a million dollars in losses plus punitive damages, all based on the fact that, between the summer of 2007 and early October 2009, SDF was processing onions that allegedly caused an “onion taint” in the grapes and wine produced from the plaintiffs' vineyard. While SDF had an air permit covering its operations, its Monterey County use permit specifically named only chili peppers, celery and parsley, but not onions, as commodities that could be dehydrated at the Greenfield facility. SDF's effort to modify the Greenfield facility's use permit to specifically include the processing of onions was blocked by local vineyard owners. SDF has since closed and then sold its Greenfield facility and consolidated its onion dehydration operations at its fully-permitted and more efficient facility at Livingston, California.

This lawsuit follows an earlier lawsuit (J. Lohr Vineyards and Wines v. Sensient Technologies) (the “Lohr lawsuit”) brought by a larger, adjacent landowner. The Lohr lawsuit was settled in December 2009, with an agreement that included SDF's abandonment of onion processing at its Greenfield facility but did not require the payment of any settlement amount to Lohr despite Lohr's substantial damage claims. The S.A.M. plaintiffs have essentially copied, and seek to rely upon, the factual allegations and expert analyses developed in the Lohr lawsuit before a settlement was reached. The S.A.M. plaintiffs will not, however, be receiving any assistance from Lohr. Sensient and SDF believe the S.A.M. plaintiffs' claims are without merit and intend to pursue a vigorous defense.

While trial of the matter was originally set for October 31, 2011, the trial date was vacated because the S.A.M. plaintiffs' counsel obtained new employment and could no longer represent the plaintiffs. The S.A.M plaintiffs, after some delay and a threat of sanctions from the court, have obtained new counsel. A case management conference was held on February 17, 2012. The court set the case for jury trial to commence on April 23, 2012. The court also directed the parties to attend a settlement conference on March 9, although it is anticipated that this conference may be delayed until discovery is conducted.

Daito Kasei Kogyo Co. Ltd. v. Sensient Cosmetic Technologies SAS

In 1992 Sensient Cosmetic Technologies SAS (“SCT”) and Daito Kasei Kogyo Co., Ltd. (“Daito”) entered into a distribution agreement pursuant to which SCT became the exclusive distributor in Europe of coloring agents and ingredients manufactured in Japan by Daito and, in turn, Daito became the exclusive distributor in Japan of certain products produced in France by SCT. By 2008, the sale of Daito products represented €4 million of SCT's sales. In contrast, Daito's sales of SCT's products in Japan amounted to only €0.4 million in 2008. The agreement was entered into for an initial period to end on December 31, 1993, and was tacitly renewed for two-year periods through December 31, 2009, subject to a requirement of six months' notice for termination.

On July 7, 2009, Daito notified SCT of its decision to terminate SCT's distributorship in Europe, with effect as of February 10, 2010. SCT informed Daito that the notice of termination was insufficient in light of the lengthy commercial relationship between the parties. Daito eventually ostensibly agreed to extend the notice period but the commercial relationship did not function as it had in the past. On August 10, 2010, SCT filed a complaint before the Paris Commercial Court alleging that Daito wrongfully terminated its long-standing established commercial relationship with SCT, that SCT should have been given a notice period of thirty-six months in light of the twenty-year relationship between the parties and that Daito should pay damages to SCT of over €3.8 million.

On January 26, 2011, Daito filed a response in a hearing of the Court in which it denied any liability for SCT's claims and asserted counter-claims of €1.5 million for unlawful termination of Daito's distributorship in Japan, unlawful termination of an alleged “agency contract” in Japan and SCT's cancellation of certain Daito orders in October 2010.

At a hearing on May 4, 2011, Daito's counsel indicated that she would no longer represent Daito in this case due to a conflict of interest. On September 14, 2011, new counsel appeared for Daito at a hearing and filed slightly amended pleadings contending that SCT had not suffered any loss as a result of the termination. SCT responded to the amended pleadings confirming the extent of its losses at a hearing on November 9, 2011. At a hearing on February 1, 2012, SCT re-asserted its claims against Daito and again requested dismissal of Daito's counter claims. No trial date has been set.

The Company is involved in various other claims and litigation arising in the normal course of business. In the judgment of management, which relies in part on information from Company counsel, the ultimate resolution of these actions will not materially affect the consolidated financial statements of the Company except as described above.

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts (in thousands); Years Ended December 31, 2011, 2010, 2009

Valuation Accounts Deducted in the Balance Sheet From the Assets to Which They Apply	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Recorded During Acquisitions	Deductions (A)	Balance at End of Period

2009
Allowance for losses:	$4,295	$1,264	$0	$2,132	$3,427
Trade accounts receivable

2010
Allowance for losses:	$3,427	$1,326	$0	$754	$3,999
Trade accounts receivable

2011
Allowance for losses:	$3,999	$747	$0	$1,158	$3,588
Trade accounts receivable

(A) Accounts written off, net of recoveries.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation The consolidated financial statements include the accounts of Sensient Technologies Corporation and its subsidiaries (the “Company”). All significant intercompany accounts and transactions are eliminated.

Sensient Technologies Corporation is a leading global manufacturer and marketer of colors, flavors and fragrances. The Company uses advanced technologies at facilities around the world to develop specialty food and beverage systems, cosmetic and pharmaceutical systems, inkjet and specialty inks and colors and other specialty chemicals. The Company's reportable segments consist of the Flavors & Fragrances and Color Groups, which are managed on a products and services basis. The Asia Pacific and China Groups, which are managed on a geographic basis, are included in Corporate and Other.

Use of Estimates
Use of Estimates The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses during the reporting period and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition The Company recognizes revenue (net of estimated discounts, allowances and returns) when title to goods passes, the customer is obligated to pay the Company and the Company has no remaining obligations. Such recognition typically corresponds with the shipment of goods.

Cost of Products Sold
Cost of Products Sold Cost of products sold includes materials, labor and overhead expenses incurred in the manufacture of our products. Cost of products sold also includes charges for obsolete and slow moving inventories, as well as costs for quality control, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, other costs of our internal distribution network and costs incurred for shipping and handling. The Company records fees billed to customers for shipping and handling as revenue.

Selling and Administrative Expenses
Selling and Administrative Expenses Selling and administrative expenses primarily include the salaries and related costs for executive, finance, accounting, human resources, information technology, research and development and legal personnel as well as salaries and related costs of salespersons and commissions paid to external sales agents.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition as cash equivalents.
Accounts Receivable
Accounts Receivable Receivables are recorded at their face amount, less an allowance for doubtful accounts. The allowance for doubtful accounts is based on customer-specific analysis and general matters such as current assessments of past due balances and economic conditions. Specific accounts are written off against the allowance for doubtful accounts when it is deemed that the receivable is no longer collectible.

Inventories
Inventories Inventories are stated at the lower of cost or market. Market is determined on the basis of estimated realizable values. Cost is determined using the first-in, first-out (“FIFO”) method with the exception of certain locations of the Flavors & Fragrances Group where cost is determined using a weighted average method. Inventories include finished and in-process products totaling $282.1 million and $261.6 million at December 31, 2011 and 2010, respectively, and raw materials and supplies of $132.4 million and $130.6 million at December 31, 2011 and 2010, respectively.

Property, Plant and Equipment
Property, Plant and Equipment Property, plant and equipment are recorded at cost reduced by accumulated depreciation. Depreciation is provided over the estimated useful life of the related asset using the straight-line method for financial reporting. The estimated useful lives for buildings and leasehold improvements range from 5 to 40 years. Machinery and equipment have useful lives ranging from 3 to 20 years. Interest costs on significant projects constructed or developed for the Company's own use are capitalized as part of the asset.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets The carrying value of goodwill is evaluated for impairment on an annual basis or when an indicator of impairment occurs. The impairment assessment includes comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of the date of the assessment. Fair value was estimated based upon an evaluation of the reporting unit's estimated future discounted cash flow as well as the public trading and private transaction valuation multiples for comparable companies. For 2011, the Company completed a qualitative assessment noting no indicators of a change in fair value. Such determination of fair value yielded no impairment in 2011, 2010 or 2009.

The cost of intangible assets with determinable useful lives is amortized on a straight-line basis to reflect the pattern of economic benefits consumed, ranging from 5 to 20 years. These assets include technological know-how, customer relationships, patents, trademarks and non-compete agreements, among others.

Impairment of Long-lived Assets
Impairment of Long-lived Assets The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted cash flow analyses to determine if potential impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the difference between fair value and carrying value.

Financial Instruments
Financial Instruments The Company may use derivative financial instruments for the purpose of hedging currency and interest rate exposures which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes.

Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged item. Hedge accounting is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

Interest Rate Hedging
Interest Rate Hedging The Company is exposed to interest rate risk through its corporate borrowing activities. The objective of the Company's interest rate risk management activities is to manage the levels of the Company's fixed and floating interest rate exposure to be consistent with the Company's preferred mix. The interest rate risk management program may include entering into interest rate swaps, which qualify as fair value hedges, when there is a desire to modify the Company's exposure to interest rates. Gains or losses on fair value hedges are recognized in earnings, net of gains and losses on the fair value of the hedged instruments.

Cash Flow Hedges
Cash Flow Hedges The primary objectives of the foreign exchange risk management activities are to understand and mitigate the impact of potential foreign exchange fluctuations on the Company's financial results and its economic well-being. Generally, these risk management transactions involve the use of foreign currency derivatives to protect against exposure resulting from recorded accounts receivable and payable. The Company may utilize forward exchange contracts, generally with maturities of less than 12 months, which qualify as cash flow hedges. These foreign exchange contracts are intended to offset the effect of exchange rate fluctuations on recorded intercompany receivables and payables. Gains and losses on these instruments are deferred in accumulated other comprehensive (loss) income (“OCI”) until the underlying transaction is recognized in earnings.

The Company's existing cash flow hedges are highly effective. As a result, any current impact on earnings due to cash flow hedge ineffectiveness is immaterial.

Net Investments Hedging
Net Investments Hedging The Company may enter into foreign-denominated debt to be used as a non-derivative instrument to hedge the Company's net investment in foreign subsidiaries. The change in the carrying amount of the foreign-denominated debt on the Company's books, attributable to changes in the spot foreign exchange rate, is a hedge of the net investment in its foreign subsidiaries. Changes in the fair value of debt designated as a net investment hedge are recorded in foreign currency translation in OCI.

Commodity Purchases
Commodity Purchases The Company purchases certain commodities in the normal course of business that result in physical delivery of the goods and, hence, are excluded from Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging.

Translation of Foreign Currencies
Translation of Foreign Currencies For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of foreign operations are translated into U.S. dollars at current exchange rates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates prevailing during the year. Adjustments resulting from the translation of foreign accounts into U.S. dollars are recorded in foreign currency translation in OCI. Transaction gains and losses that occur as a result of transactions denominated in non-functional currencies are included in earnings and were not significant during the three-year period ended December 31, 2011.

Share-Based Compensation
Share-Based Compensation Share-based compensation expense is recognized on a straight line basis over the vesting period of each award recipient. See Note 6, Share-Based Compensation, for additional information.

Income Taxes
Income Taxes The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and a deferred tax liability or asset for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits for which the utilization of the asset is not considered likely.

Earnings Per Share
Earnings Per Share The difference between basic and diluted earnings per share (EPS) is the dilutive effect of stock options and nonvested stock. Diluted EPS assumes that nonvested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation. Weighted-average common shares for the computation of EPS were:

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	49,746	49,138	48,379
Diluted weighted-average shares outstanding	49,937	49,424	48,641

In 2011, there were no anti-dilutive stock options. For the years 2010 and 2009, options for 0.1 million shares and 0.2 million shares, respectively, with weighted-average exercise prices of $30.07 and $24.11, respectively, were excluded from the diluted EPS calculation because their exercise prices were greater than the average market price of the common stock and their inclusion in the calculation would have been anti-dilutive. All earnings per share amounts are presented on a diluted basis unless otherwise noted.

Accumulated Other Comprehensive (Loss)
Accumulated Other Comprehensive (Loss) Income Accumulated OCI is composed primarily of foreign currency translation, minimum pension liability and unrealized gains or losses on cash flow hedges. The components of OCI at December 31 were:

(in thousands)	2011	2010
Foreign currency translation	$(29,720)	$(1,475)
Pension liability (net of tax)	(9,712)	(13,324)
Unrealized gain on cash flow hedges (net of tax)	384	169
Accumulated other comprehensive loss	$(39,048)	$(14,630)

Research and Development
Research and Development Research and development costs are recorded in selling and administrative expenses in the year they are incurred. Research and development costs were $33.2 million, $30.6 million and $29.3 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising
Advertising Advertising costs are recorded in selling and administrative expenses as they are incurred. Advertising costs were $2.4 million, $1.5 million and $1.1 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Environmental Liabilities
Environmental Liabilities The Company records liabilities related to environmental remediation obligations when estimated future expenditures are probable and reasonably estimable. Such accruals are adjusted as further information becomes available or as circumstances change. Estimated future expenditures are discounted to their present value when the timing and amount of future cash flows are fixed and readily determinable. Recoveries of remediation costs from other parties, if any, are recognized as assets when their receipt is assured.

Subsequent Events	Subsequent EventsThe Company performed an evaluation of subsequent events through the date these financial statements were issued.
New Pronouncements
New PronouncementsIn September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this ASU which did not have any impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which eliminates the option to present components of other comprehensive income as part of the statement of shareholders' equity. Companies will be required to present items of net income, items of other comprehensive income and total comprehensive income either in a single continuous statement or in two separate but consecutive statements. This guidance is effective for the Company beginning January 1, 2012. The adoption of this ASU will have no impact on the Company's financial condition or results of operations but will impact the presentation of the financial statements.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Weighted-average common shares for the computation of EPS
Weighted-average common shares for the computation of EPS were:

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	49,746	49,138	48,379
Diluted weighted-average shares outstanding	49,937	49,424	48,641

Components of Other Comprehensive (Loss) Income
The components of OCI at December 31 were:

(in thousands)	2011	2010
Foreign currency translation	$(29,720)	$(1,475)
Pension liability (net of tax)	(9,712)	(13,324)
Unrealized gain on cash flow hedges (net of tax)	384	169
Accumulated other comprehensive loss	$(39,048)	$(14,630)

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Schedule of intangible assets
The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2010:

	Weighted	2011		2010
(in thousands except	Average
weighted average	Amortization		Accumulated		Accumulated
amortization years)	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,776	$(4,622)	$8,840	$(4,242)
Customer relationships	20.0	7,838	(3,399)	7,222	(3,078)
Patents, trademarks, non-compete agreements and other	17.6	9,279	(5,212)	9,438	(4,961)
Total finite-lived intangibles	19.2	$25,893	$(13,233)	$25,500	$(12,281)

Changes in goodwill by business segment
The changes in goodwill for the years ended December 31, 2011 and 2010, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2009	$139,091	$313,253	$3,651	$455,995
Currency translation impact	(2,699)	(8,638)	457	(10,880)
Balance as of December 31, 2010	136,392	$304,615	4,108	445,115
Goodwill of acquired business	-	7,962	-	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	$132,692	$307,379	$4,294	$444,365

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt
Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2011	2010
4.47% senior notes due November 2018	$25,000	$-
4.14% senior notes due November 2017	25,000	-
4.91% senior notes due through May 2017	110,000	110,000
3.77% senior notes due November 2016	25,000	-
7.31% senior notes due November 2013	25,000	25,000
5.85% Euro-denominated senior notes due November 2013	25,061	25,876
5.78% Euro-denominated senior notes due November 2011	-	51,753
7.17% senior notes due November 2011	-	30,000
6.68% senior notes due January 2011	-	2,143
Long-term revolving loan agreement	73,814	28,871
Floating rate term loan	-	46,625
Various other notes	3,547	4,092
	312,422	324,360
Less current maturities	-	-
Total long-term debt	$312,422	$324,360

Restrictive loan covenants
The following table summarizes the Company's most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2011:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.44	3.50
Net Worth (Minimum)	$1,049,210	$754,892
Interest Coverage (Minimum)	6.53	2.00

Short-term borrowings
The Company's short-term borrowings consisted of the following items at December 31:

(in thousands)	2011	2010
Direct borrowings under the revolving loan agreement	$5,000	$-
Uncommitted loans	12,434	20,476
Loans of foreign subsidiaries	5,540	4,974
Total	$22,974	$25,450

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Summary of transaction involving stock options
The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
(in thousands		Average	Average	Aggregate
except exercise		Exercise	Remaining	Intrinsic
price and life)	Options	Price	Life (Years)	Value
Outstanding at December 31, 2008	1,450	$21.17	5.0	$4,110
Exercised	(502)	19.34
Cancelled	(38)	22.58
Outstanding at December 31, 2009	910	22.13	4.4	3,852
Exercised	(582)	22.16
Outstanding at December 31, 2010	328	22.06	3.9	4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	$22.36	3.1	$3,222
Exercisable at December 31, 2011	207	$22.36	3.1	$3,222

Summary of information concerning outstanding and exercisable stock options
The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2011:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-20.06	$20.07-22.99	$23.00-30.07
Options outstanding	50	38	119
Weighted-average remaining contractual life, in years	2.8	2.7	3.4
Weighted-average exercise price	$19.11	$20.63	$24.29
Options exercisable	50	38	119
Weighted-average exercise price	$19.11	$20.63	$24.29

Summary of nonvested stock activity
The following table summarizes the nonvested stock activity:

		Grant Date
		Weighted-	Aggregate
(in thousands		Average	Intrinsic
except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2008	454	$24.42	$10,847
Granted	235	24.78
Vested	(131)	24.66
Cancelled	(134)	24.76
Outstanding at December 31, 2009	424	24.44	11,142
Granted	265	34.45
Vested	(259)	27.92
Cancelled	(67)	24.79
Outstanding at December 31, 2010	363	29.20	13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	$31.42	$15,142

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Funded status of defined benefit plan
The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2011	2010
Benefit obligation at beginning of year	$63,790	$58,142
Service cost	2,419	1,896
Interest cost	2,778	2,902
Plan amendments	-	1,099
Foreign currency exchange rate changes	(364)	178
Benefits paid	(3,168)	(2,665)
Actuarial (gain) loss	(516)	2,238
Benefit obligation at end of year	64,939	63,790
Plan assets at beginning of year	26,029	22,720
Company contributions	3,641	3,873
Foreign currency exchange rate changes	(385)	231
Benefits paid	(3,168)	(2,665)
Actual gain on plan assets	2,580	1,870
Plan assets at end of year	28,697	26,029
Funded status	$(36,242)	$(37,761)
Accumulated benefit obligation	$61,714	$59,903

Amount recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2011	2010
Accrued employee and retiree benefits	$(45,134)	$(45,265)
Prepaid expenses and other current assets	8,892	7,504
Net liability	$(36,242)	$(37,761)

Components of annual benefit cost
Components of annual benefit cost:

(in thousands)	2011	2010	2009
Service cost	$2,419	$1,896	$1,285
Interest cost	2,778	2,902	2,961
Expected return on plan assets	(1,520)	(1,367)	(1,103)
Amortization of prior service cost	3,112	3,011	1,824
Recognized actuarial loss	1,388	1,252	166
Defined benefit expense	$8,177	$7,694	$5,133

Summary of weighted average assumptions
Weighted-average liability assumptions as of December 31:

	2011	2010
Discount rate	4.27%	4.35%
Expected return on plan assets	5.00%	5.80%
Rate of compensation increase	4.11%	4.27%

Weighted-average cost assumptions for the year ended December 31:

	2011	2010
Discount rate	4.35%	5.04%
Expected return on plan assets	5.80%	6.06%
Rate of compensation increase	4.27%	4.38%

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income were as follows:
(in thousands)	2011	2010
Prior service cost	$3,330	$6,445
Unrecognized net actuarial loss	11,668	14,741

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes was as follows:

(in thousands)	2011	2010	2009
Currently payable:
Federal	$28,480	$11,476	$16,637
State	2,845	1,939	2,711
Foreign	22,713	24,949	21,161
	54,038	38,364	40,509
Deferred (benefit) expense:
Federal	(5,669)	7,320	(2,287)
State	(274)	404	40
Foreign	2,805	961	(1,648)
	(3,138)	8,685	(3,895)
Income taxes	$50,900	$47,049	$36,614

Tax effects of temporary differences - Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2011	2010
Deferred tax assets:
Benefit plans	$15,597	$12,802
Liabilities and reserves	9,482	10,397
Foreign operating loss carryovers	32,397	39,536
Other	16,084	14,782
Gross deferred tax assets	73,560	77,517
Valuation allowance	(34,863)	(39,084)
Deferred tax assets	38,697	38,433
Deferred tax liabilities:
Property, plant and equipment	(18,565)	(24,298)
Other assets	(1,999)	(2,755)
Other	(25,182)	(19,820)
Deferred tax liabilities	(45,746)	(46,873)
Net deferred tax liabilities	$(7,049)	$(8,440)

Effective income tax rate reconciliation
The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2011	2010	2009
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.0	1.1	1.6
Tax credits	(0.2)	(0.3)	(0.3)
Taxes on foreign earnings	(2.5)	(3.7)	(3.6)
Resolution of prior years' tax matters	(0.6)	(1.5)	(2.1)
Valuation allowance adjustments	(0.6)	-	(0.4)
Revaluation of previously held interest	(0.7)	-	-
Other, net	(1.7)	(0.1)	(0.5)
Effective tax rate	29.7%	30.5%	29.7%

Earnings before income taxes	Earnings before income taxes were as follows:
(in thousands)	2011	2010	2009
United States	$70,023	$56,150	$46,467
Foreign	101,361	98,043	76,708
Total	$171,384	$154,193	$123,175

Reconciliation of the change in liability for unrecognized tax benefits
A reconciliation of the change in the liability for unrecognized tax benefits for 2011 and 2010 is as follows:

(in thousands)	2011	2010
Balance at beginning of year	$9,423	$12,213
Increases for tax positions taken in the current year	694	677
Increases for tax positions taken in prior years	365	870
Decreases for tax positions taken in prior years	(147)	(792)
Decreases related to settlements with tax authorities	(206)	(2,276)
Decreases as a result of lapse of the applicable statutes of limitations	(1,077)	(846)
Foreign currency exchange rate changes	(265)	(423)
Balance at the end of year	$8,787	$9,423

Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment and Geographic Information [Abstract]
Segment Disclosure

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated

2011
Revenue from external customers	$833,663	$467,691	$129,435	$1,430,789
Intersegment revenue	27,017	24,190	2,400	53,607
Total revenue	860,680	491,881	131,835	1,484,396
Operating income (loss)	130,849	90,217	(30,243)	190,823
Interest expense	-	-	19,439	19,439
Earnings (loss) before income taxes	130,849	90,217	(49,682)	171,384
Assets	804,983	695,251	153,930	1,654,164
Capital expenditures	35,034	30,121	7,045	72,200
Depreciation and amortization	26,860	14,086	5,153	46,099

2010
Revenue from external customers	$786,532	$430,782	$110,866	$1,328,180
Intersegment revenue	22,521	16,679	2,313	41,513
Total revenue	809,053	447,461	113,179	1,369,693
Operating income (loss)	121,997	77,404	(24,824)	174,577
Interest expense	-	-	20,384	20,384
Earnings (loss) before income taxes	121,997	77,404	(45,208)	154,193
Assets	785,205	676,656	137,407	1,599,268
Capital expenditures	27,214	22,306	6,303	55,823
Depreciation and amortization	24,896	13,473	5,054	43,423

2009
Revenue from external customers	$755,525	$358,761	$87,126	$1,201,412
Intersegment revenue	17,347	16,046	1,280	34,673
Total revenue	772,872	374,807	88,406	1,236,085
Operating income (loss)	124,482	58,685	(36,204)	146,963
Interest expense	-	-	23,788	23,788
Earnings (loss) before income taxes	124,482	58,685	(59,992)	123,175
Assets	800,156	651,446	140,089	1,591,691
Capital expenditures	28,696	11,865	7,155	47,716
Depreciation and amortization	24,155	13,098	4,930	42,183

Geographical Information
Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2011	2010	2009
Revenue from external customers:
North America	$737,154	$699,429	$650,847
Europe	405,312	374,616	334,755
Asia Pacific	190,404	166,809	137,804
Other	97,919	87,326	78,006
Consolidated	$1,430,789	$1,328,180	$1,201,412
Long-lived assets:
North America	$444,656	$420,084	$407,758
Europe	456,248	470,811	493,263
Asia Pacific	35,151	34,993	31,605
Other	11,239	1,075	956
Consolidated	$947,294	$926,963	$933,582

Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory [Abstract]
Inventories include finished and in-process products	$ 282,100,000	$ 261,600,000
Raw materials and supplies	132,400,000	130,600,000
Intangible assets [Abstract]
Useful lives of intangible assets, minimum (in years)	5	5	5
Useful lives of intangible assets, maximum (in years)	20	20	20
Cash flow hedges [Abstract]
Maximum number of months for forward exchange contracts to mature (in months)	12	12	12
Earnings per share [Abstract]
Basic weighted-average shares outstanding (in shares)	49,746,000	49,138,000	48,379,000
Diluted weighted-average shares outstanding (in shares)	49,937,000	49,424,000	48,641,000
Number of antidulitive shares excluded from the diluted EPS calculation (in shares)		100,000	200,000
Weighted average exercise price of antidilutive shares excluded from the diluted EPS calculation (in dollars per share)		$ 30.07	$ 24.11
Components of OCI [Abstract]
Foreign currency translation	(29,720,000)	(1,475,000)
Pension liability (net of tax)	(9,712,000)	(13,324,000)
Unrealized gain (loss) on cash flow hedges (net of tax)	384,000	169,000
Accumulated other comprehensive loss	(39,048,000)	(14,630,000)
Other costs [Abstract]
Research and development costs	33,200,000	30,600,000	29,300,000
Advertising costs	$ 2,400,000	$ 1,500,000	$ 1,100,000
Building and Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	40
Machinery and Equipment [Member]
Property, plant and equipment [Abstract]
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	20

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Les Colorants [Member]
Business Acquisition [Line Items]
Cost of acquisition, net cash	$ 4.6
Percentage of prior ownership (in hundredths)	50.00%
Gain on revaluation of acquisition property	3.6
Goodwill and intangibles resulting from purchase price allocation	$ 8.7
LCW Polska [Member]
Business Acquisition [Line Items]
Percentage of prior ownership (in hundredths)	75.00%

Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets [Abstract]
Weighted Average Amortization Years	19.2
Cost	$ 25,893,000	$ 25,500,000
Accumulated Amortization	(13,233,000)	(12,281,000)
Intangible assets expense [Abstract]
Amortization expense of intangible assets	1,300,000	1,300,000	1,300,000
2012	1,400,000
2013	1,400,000
2014	1,400,000
2015	1,400,000
2016	1,400,000
Goodwill activity [Roll Forward]
Balance as of beginning of period	445,115,000	455,995,000
Goodwill of acquired business	7,962,000
Currency translation impact	(8,712,000)	(10,880,000)
Balance as of end of period	444,365,000	445,115,000	455,995,000
Flavor And Fragnances [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	136,392,000	139,091,000
Goodwill of acquired business	0
Currency translation impact	(3,700,000)	(2,699,000)
Balance as of end of period	132,692,000	136,392,000
Color [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	304,615,000	313,253,000
Goodwill of acquired business	7,962,000
Currency translation impact	(5,198,000)	(8,638,000)
Balance as of end of period	307,379,000	304,615,000
Corporate And Other [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	4,108,000	3,651,000
Goodwill of acquired business	0
Currency translation impact	186,000	457,000
Balance as of end of period	4,294,000	4,108,000
Technological Know How [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20
Cost	8,776,000	8,840,000
Accumulated Amortization	(4,622,000)	(4,242,000)
Customer Relationships [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20
Cost	7,838,000	7,222,000
Accumulated Amortization	(3,399,000)	(3,078,000)
Patents, Trademarks, Noncompete Agreements and Other [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	17.6
Cost	9,279,000	9,438,000
Accumulated Amortization	$ (5,212,000)	$ (4,961,000)

Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of long-term debt [Abstract]
Long-term debt, gross	$ 312,422,000	$ 324,360,000
Less current maturities	0	0
Long-term debt, net	312,422,000	324,360,000
Aggregate amounts of contractual maturities of long-term debt for the next five years [Abstract]
Amounts Due in 2012	300,000
Amounts due in 2013	61,400,000
Amounts due in 2014	11,300,000
Amounts due in 2015	13,000,000
Amounts due in 2016	110,100,000
Debt covenenants [Abstract]
Debt to EBITDA (Maximum), Actual	0.0144
Net Worth (Minimum), Actual	1,049,210,000	983,785,000
Interest Coverage (Minimum), Actual	6.53
Debt to EBITDA (Maximum), Required	0.035
Net Worth (Minimum), Required	754,892,000
Interest Coverage (Minimum), Required	2
Short-term borrowings [Abstract]
Short-Term Borrowings	22,974,000	25,450,000
Weighted-average interest rates on short-term borrowings (in hundredths)	3.19%	2.39%
Line of Credit [Member]
Short-term borrowings [Abstract]
Short-Term Borrowings	5,000,000	0
Uncommitted Loans [Member]
Short-term borrowings [Abstract]
Short-Term Borrowings	12,434,000	20,476,000
Loans of foreign subsidiaries [Member]
Short-term borrowings [Abstract]
Short-Term Borrowings	5,540,000	4,974,000
Senior Notes Due November 2018 at 4.47 percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	0
Interest rate, stated percentage	4.47%
Maturity date	Nov 30, 2018	Nov 30, 2018
Interest rate (in hundredths)	4.47%
Senior Notes Due November 2017 at 4.14 percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	0
Interest rate, stated percentage	4.14%
Maturity date	Nov 30, 2017	Nov 30, 2017
Interest rate (in hundredths)	4.14%
Senior Notes Due Through May 2017 at 4.91 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	110,000,000	110,000,000
Interest rate, stated percentage	4.91%
Maturity date	May 31, 2017	May 31, 2017
Interest rate (in hundredths)	4.91%
Senior Notes Due November 2016 at 3.77 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	0
Interest rate, stated percentage	3.77%
Maturity date	Nov 30, 2016	Nov 30, 2016
Interest rate (in hundredths)	3.77%
Senior Notes Due November 2013 at 7.31 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	7.31%
Maturity date	Nov 30, 2013	Nov 30, 2013
Interest rate (in hundredths)	7.31%
Euro-denominated Senior Notes Due November 2013 at 5.85 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,061,000	25,876,000
Interest rate, stated percentage	5.85%
Maturity date	Nov 30, 2013	Nov 30, 2013
Interest rate (in hundredths)	5.85%
Euro-denominated Senior Notes Due November 2011 at 5.78 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	51,753,000
Interest rate, stated percentage	5.78%
Maturity date	Nov 30, 2011	Nov 30, 2011
Interest rate (in hundredths)	5.78%
Senior Notes Due November 2011 at 7.17 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	30,000,000
Interest rate, stated percentage	7.17%
Maturity date	Nov 30, 2011	Nov 30, 2011
Interest rate (in hundredths)	7.17%
Senior Notes Due through January 2011 at 6.68 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	2,143,000
Interest rate, stated percentage	6.68%
Maturity date	Jan 31, 2011	Jan 31, 2011
Interest rate (in hundredths)	6.68%
Long-term Debt [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	73,814,000	28,871,000
Average effective interest rate (in hundredths)	1.45%	0.65%
Available borrowings	264,700,000
Floating Rate Term Loan [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	46,625,000
Average effective interest rate (in hundredths)	2.01%	2.35%
Various Other Notes [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	3,547,000	4,092,000
Line of Credit [Member]
Long-term debt additional disclosures [Abstract]
Previous period borrowing base on credit facility	300,000,000
Maximum borrowing base on credit facility	350,000,000
Schedule of long-term debt [Abstract]
Stand-by letters of credit outstanding	6,500,000	6,400,000
Available borrowings	$ 25,400,000

Derivative Instruments and Hedging Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments and hedging activity for the period [Abstract]
Impact of foreign exchange rates on debt instruments recorded in Other Comprehensive Income	$ 2.5	$ 6
Foreign Exchange Forward [Member] | Cash Flow Hedging [Member] | Other Liabilities [Member]
Derivative instruments and hedging activity for the period [Abstract]
Derivative, fair value	27.9	10.1
Foreign Currency Denominated Debt [Member] | Net Investment Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Carrying value of foreign denominated debt	$ 98.9	$ 106.5

Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation [Abstract]
Percent of market price (in hundredths)	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	1,500,000
Expense for stock options is recognized on a straight-line basis (in years)	3Y
Grant Date Weighted- Average Fair Value [Abstract]
Total intrinsic values of shares vested	$ 6,200,000	$ 9,200,000	$ 3,300,000
Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings	7,800,000	5,700,000	3,900,000
Tax related benefits	1,200,000	700,000	500,000
Cash received from the exercise of stock options	2,600,000	12,900,000	9,700,000
Range of Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 18.57
Exercise price range, upper range (in dollars per share)	$ 20.06
Options outstanding (in shares)	50,000
Weighted-average remaining contractual life (in years)	2.8
Weighted-average exercise price (in dollars per share)	$ 19.11
Options exercisable (in shares)	50,000
Weighted-average exercise price (in dollars per share)	$ 19.11
Range of Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 20.07
Exercise price range, upper range (in dollars per share)	$ 22.99
Options outstanding (in shares)	38,000
Weighted-average remaining contractual life (in years)	2.7
Weighted-average exercise price (in dollars per share)	$ 20.63
Options exercisable (in shares)	38,000
Weighted-average exercise price (in dollars per share)	$ 20.63
Range of Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 23
Exercise price range, upper range (in dollars per share)	$ 30.07
Options outstanding (in shares)	119,000
Weighted-average remaining contractual life (in years)	3.4
Weighted-average exercise price (in dollars per share)	$ 24.29
Options exercisable (in shares)	119,000
Weighted-average exercise price (in dollars per share)	$ 24.29
Nonvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	900,000
Aggregate intrinsic value [Abstract]
Expense for shares of nonvested stock is recognized (in years)	5Y
Age participant attains for recognition of expenses from date of grant	65
Nonvested Stock [Roll Forward]
Outstanding, Beginning (in shares)	363,000	424,000	454,000
Granted (in shares)	270,000	265,000	235,000
Vested (in shares)	(175,000)	(259,000)	(131,000)
Cancelled (in shares)	(58,000)	(67,000)	(134,000)
Outstanding, Ending (in shares)	400,000	363,000	424,000
Grant Date Weighted- Average Fair Value [Abstract]
Outstanding, Beginning (in dollars per share)	$ 29.2	$ 24.44	$ 24.42
Granted (in dollars per share)	$ 35.48	$ 34.45	$ 24.78
Vested (in dollars per share)	$ 34.04	$ 27.92	$ 24.66
Cancelled ( in dollars per share)	$ 28.45	$ 24.79	$ 24.76
Outstanding, Ending Balance (in dollars per share)	$ 31.42	$ 29.2	$ 24.44
Aggregate Intrinsic Value	15,142,000	13,340,000	11,142,000	10,847,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercisable, vesting period (in years)	3Y
Expiration from date of grant (in years)	10Y
Stock Options [Roll Forward]
Outstanding, beginning of period (in shares)	328,000	910,000	1,450,000
Exercised (in shares)	(121,000)	(582,000)	(502,000)
Cancelled (in shares)	0	0	(38,000)
Outstanding, end of period (in shares)	207,000	328,000	910,000
Exercisable, end of period (in shares)	207,000
Weighted- Average Exercise Price [Abstract]
Outstanding, beginning of period (in dollars per share)	$ 22.06	$ 22.13	$ 21.17
Exercised (in dollars per share)	$ 21.55	$ 22.16	$ 19.34
Cancelled (in dollars per share)	$ 0	$ 0	$ 22.58
Outstanding, end of period (in dollars per share)	$ 22.36	$ 22.06	$ 22.13
Exercisable, end of period (in dollars per share)	$ 22.36
Weighted average remaining life (years) [Abstract]
Weighted average remaining life (in years)	3.1	3.9	4.4	5
Exercisable, weighted average remaining life (in years)	3.1
Aggregate intrinsic value [Abstract]
Aggregate intrinsic value of stock options, outstanding	3,222,000	4,807,000	3,852,000	4,110,000
Aggregate intrinsic values of stock options exercised	1,700,000	3,900,000	2,500,000
Aggregate intrinsic value of stock options, exercisable	$ 3,222,000

Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Abstract]
Percentage of matching contributions under defined contribution plan (in hundredths)	4.00%
Total expense for defined contribution plans	$ 4,300,000	$ 3,500,000	$ 3,800,000
Estimated Future Benefit Payments [Abstract]
Expected Future Benefit Payments in Year One	2,700,000
Expected Future Benefit Payments in Year Two	7,700,000
Expected Future Benefit Payments in Year Three	25,300,000
Expected Future Benefit Payments in Year Four	2,100,000
Expected Future Benefit Payments in Year Five	3,000,000
Expected Future Benefit Payments in Five Fiscal Years Thereafter	12,000,000
Estimated Future Employer Contributions in Next Fiscal Year	4,700,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Estimated prior service cost amortized	2,000,000
Estimated actuarial loss amortized	800,000
Pension Plans, Defined Benefit [Member]
Benefit obligation [Roll Forward]
Benefit obligation at beginning of year	63,790,000	58,142,000
Service cost	2,419,000	1,896,000	1,285,000
Interest cost	2,778,000	2,902,000	2,961,000
Plan amendments	0	1,099,000
Foreign currency exchange rate changes	(364,000)	178,000
Benefits paid	(3,168,000)	(2,665,000)
Actuarial (gain) loss	(516,000)	2,238,000
Benefit obligation at end of year	64,939,000	63,790,000	58,142,000
Change in fair value of plan assets [Roll Forward]
Plan assets at beginning of year	26,029,000	22,720,000
Company contributions	3,641,000	3,873,000
Foreign currency exchange rate changes	(385,000)	231,000
Benefits paid	(3,168,000)	(2,665,000)
Actual gain on plan assets	2,580,000	1,870,000
Plan assets at end of year	28,697,000	26,029,000	22,720,000
Funded status	(36,242,000)	(37,761,000)
Accumulated benefit obligation	61,714,000	59,903,000
Amounts recognized in Consolidated Balance Sheets [Abstract]
Accrued employee and retiree benefits	(45,134,000)	(45,265,000)
Prepaid expenses and other current assets	8,892,000	7,504,000
Net liability	(36,242,000)	(37,761,000)
Components of annual benefit cost [Abstract]
Service cost	2,419,000	1,896,000	1,285,000
Interest cost	2,778,000	2,902,000	2,961,000
Expected return on plan assets	(1,520,000)	(1,367,000)	(1,103,000)
Amortization of prior service cost	3,112,000	3,011,000	1,824,000
Recognized actuarial loss	1,388,000	1,252,000	166,000
Defined benefit expense	8,177,000	7,694,000	5,133,000
Weighted-average liability assumptions [Abstract]
Discount rate (in hundredths)	4.27%	4.35%
Expected return on plan assets (in hundredths)	5.00%	5.80%
Rate of compensation increase (in hundredths)	4.11%	4.27%
Weighted-average cost assumption [Abstract]
Discount rate (in hundredths)	4.35%	5.04%
Expected return on plan assets (in hundredths)	5.80%	6.06%
Rate of compensation increase (in hundredths)	4.27%	4.38%
Amounts recognized in Accumulated Other Comprehensive Income [Abstract]
Prior service cost	3,330,000	6,445,000
Unrecognized net actuarial loss	$ 11,668,000	$ 14,741,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Currently payable [Abstract]
Federal	$ 28,480,000	$ 11,476,000	$ 16,637,000
State	2,845,000	1,939,000	2,711,000
Foreign	22,713,000	24,949,000	21,161,000
Current income tax (expense), total	54,038,000	38,364,000	40,509,000
Deferred expense (benefit) [Abstract]
Federal	(5,669,000)	7,320,000	(2,287,000)
State	(274,000)	404,000	40,000
Foreign	2,805,000	961,000	(1,648,000)
Deferred income tax (expense), total	(3,138,000)	8,685,000	(3,895,000)
Income taxes	50,900,000	47,049,000	36,614,000
Deferred tax assets [Abstract]
Benefit plans	15,597,000	12,802,000
Liabilities and reserves	9,482,000	10,397,000
Foreign operating loss carryovers	32,397,000	39,536,000
Other	16,084,000	14,782,000
Gross deferred tax assets	73,560,000	77,517,000
Valuation allowance	(34,863,000)	(39,084,000)
Deferred tax assets	38,697,000	38,433,000
Deferred tax liabilities [Abstract]
Property, plant and equipment	(18,565,000)	(24,298,000)
Other assets	(1,999,000)	(2,755,000)
Other	(25,182,000)	(19,820,000)
Deferred tax liabilities	(45,746,000)	(46,873,000)
Net deferred tax assets (liabilities)	(7,049,000)	(8,440,000)
Effective tax rate reconciliation [Abstract]
Taxes at statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (in hundredths)	1.00%	1.10%	1.60%
Tax credits (in hundredths)	(0.20%)	(0.30%)	(0.30%)
Taxes on foreign earnings (in hundredths)	(2.50%)	(3.70%)	(3.60%)
Resolution of prior years' tax matters (in hundredths)	(0.60%)	(1.50%)	(2.10%)
Valuation allowance adjustments (in hundredths)	(0.60%)	0.00%	(0.40%)
Revaluation of previously held interest	(0.70%)	0.00%	0.00%
Other, net (in hundredths)	(1.70%)	(0.10%)	(0.50%)
Effective tax rate (in hundredths)	29.70%	30.50%	29.70%
Earnings before income taxes [Abstract]
United States	70,023,000	56,150,000	46,467,000
Foreign	101,361,000	98,043,000	76,708,000
Total	171,384,000	154,193,000	123,175,000
Unremitted earnings of foreign subsidiaries	340,500,000
Reconciliation of change in liability for unrecognized tax benefits [Roll Forward]
Balance at beginning of period	9,423,000	12,213,000
Increases for tax positions taken in the current period	694,000	677,000
Increases for tax positions taken in prior period	365,000	870,000
Decreases for tax positions taken in prior periods	(147,000)	(792,000)
Decreases related to settlements with tax authorities	(206,000)	(2,276,000)
Decreases as a result of lapse of the applicable statutes of limitations	(1,077,000)	(846,000)
Foreign currency exchange rate changes	(265,000)	(423,000)
Balance at the end of period	8,787,000	9,423,000	12,213,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	8,000,000
Income tax interest and penalties accrued	1,400,000
Expected decrease in liability for unrecognized tax benefits in the next fiscal year	2,200,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	114,000,000
Operating loss carryovers, subject to expiration	7,300,000
Operating loss carryovers, not subject to expiration	106,700,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	$ 111,300,000

Segment and Geographic Information Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected segment financial data [Abstract]
Revenue from external customers	$ 1,430,789	$ 1,328,180	$ 1,201,412
Intersegment revenue	53,607	41,513	34,673
Total revenue	1,484,396	1,369,693	1,236,085
Operating income (loss)	190,823	174,577	146,963
Interest expense	19,439	20,384	23,788
Earnings (loss) before income taxes	171,384	154,193	123,175
Assets	1,654,164	1,599,268	1,591,691
Capital expenditures	72,200	55,823	47,716
Depreciation and amortization	46,099	43,423	42,183
Flavors And Fragrances [Member]
Selected segment financial data [Abstract]
Revenue from external customers	833,663	786,532	755,525
Intersegment revenue	27,017	22,521	17,347
Total revenue	860,680	809,053	772,872
Operating income (loss)	130,849	121,997	124,482
Interest expense	0	0	0
Earnings (loss) before income taxes	130,849	121,997	124,482
Assets	804,983	785,205	800,156
Capital expenditures	35,034	27,214	28,696
Depreciation and amortization	26,860	24,896	24,155
Color [Member]
Selected segment financial data [Abstract]
Revenue from external customers	467,691	430,782	358,761
Intersegment revenue	24,190	16,679	16,046
Total revenue	491,881	447,461	374,807
Operating income (loss)	90,217	77,404	58,685
Interest expense	0	0	0
Earnings (loss) before income taxes	90,217	77,404	58,685
Assets	695,251	676,656	651,446
Capital expenditures	30,121	22,306	11,865
Depreciation and amortization	14,086	13,473	13,098
Corporate And Other [Member]
Selected segment financial data [Abstract]
Revenue from external customers	129,435	110,866	87,126
Intersegment revenue	2,400	2,313	1,280
Total revenue	131,835	113,179	88,406
Operating income (loss)	(30,243)	(24,824)	(36,204)
Interest expense	19,439	20,384	23,788
Earnings (loss) before income taxes	(49,682)	(45,208)	(59,992)
Assets	153,930	137,407	140,089
Capital expenditures	7,045	6,303	7,155
Depreciation and amortization	$ 5,153	$ 5,054	$ 4,930

Segment and Geographic Information Geographic Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	$ 1,430,789,000	$ 1,328,180,000	$ 1,201,412,000
Long-lived assets	947,294,000	926,963,000	933,582,000
Other geographical disclosures [Abstract]
Sales in the United States, based on the final country of destination	561,900,000	529,600,000	495,600,000
Total long-lived assets in the United States	345,100,000	317,500,000	311,900,000
North America [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	737,154,000	699,429,000	650,847,000
Long-lived assets	444,656,000	420,084,000	407,758,000
Europe [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	405,312,000	374,616,000	334,755,000
Long-lived assets	456,248,000	470,811,000	493,263,000
Asia Pacific [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	190,404,000	166,809,000	137,804,000
Long-lived assets	35,151,000	34,993,000	31,605,000
Other Countries [Member]
Revenue and long-lived assets by geographical location [Abstract]
Revenue from external customers:	97,919,000	87,326,000	78,006,000
Long-lived assets	$ 11,239,000	$ 1,075,000	$ 956,000

Fair Value Measurements (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 312,400,000	$ 324,400,000
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	335,600,000	334,200,000
Fair Value [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward exchange contracts, asset	400,000
Forward exchange contracts, liability		100,000
Fair Value [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments	17,400,000	14,200,000
Defined benefit plan assets	$ 28,700,000	$ 26,000,000

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Restructuring charge	$ 4.8
Restructuring charge, after tax	3.7
Reduction of global headcount (in number of employees)	70
Amount of restructuring charges spent	2.8
Restructuring charges, remaining reserve	1.9
Restructuring charge, translation adjustment	0.1
Flavors And Fragrances [Member]
Segment Reporting Information [Line Items]
Restructuring charge	4.3
Color [Member]
Segment Reporting Information [Line Items]
Restructuring charge	$ 0.5

Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Cherry Blossom [Member] USD ($)	Dec. 31, 2011 Sam [Member] USD ($)	Dec. 31, 2011 Daito [Member] EUR (€)
Operating leases, future minimum payments due [Abstract]
Operating leases, future minimum payments due, current	$ 7.7
Operating leases, future minimum payments, due in two years	5.6
Operating leases, future minimum payments, due in three years	4.1
Operating leases, future minimum payments, due in four years	3.3
Operating leases, future minimum payments, due in five years	1.8
Operating leases, future minimum payments, due thereafter	15.8
Rent expense	11.7	10.4	10.7
Loss Contingencies [Line Items]
Book value of brined cherries held by Cherry Blossom				0.5
Amount owed by Cherry Blossom to Crossroads				1.4
Number of acres in vineyard near the dehydration (in acres)					135
The value (monetary amount) of the award the plaintiff seeks in the legal matter					1	3.8
Revenue from sales of Daito products by SCT						4
Requirement time notice for termination (in months)						6M
Revenue from sale of SCT products by Daito						0.4
Requested period of notice by Company due to length of relationship (in months)						36
Length of relationship between the parties (in years)						20
Damages to SCT					1	3.8
The amount of the counter-claims asserted by Daito against SCT for unlawful termination of Daito's distributorship in Japan						€ 1.5

Schedule II Valuation and Qualifying Accounts (Details) (Allowance for Trade Receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3,999		$ 3,427		$ 4,295
Additions Charged to Costs and Expenses	747		1,326		1,264
Additions Recorded During Acquisitions	0		0		0
Deductions	1,158	[1]	754	[1]	2,132	[1]
Balance at End of Period	$ 3,588		$ 3,999		$ 3,427

[1]	Accounts written off, net of recoveries.